Retirement benefit obligations - Schedule of Change in Fair Value of Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in the fair value of scheme assets
At 1 January	£ (2,906)
At 31 December	(2,575)	£ (2,906)
Changes in the fair value of scheme assets
Changes in the fair value of scheme assets
At 1 January	(30,063)	(33,733)
Return on plan assets excluding amounts included in interest income	(934)	(3,712)
Interest income	(1,624)	(1,551)
Employer contributions	150	172
Benefits paid	(1,693)	(1,638)
Settlements	(2)	(1)
Administrative costs paid	(32)	(33)
Exchange and other adjustments	(7)	9
At 31 December	£ (29,183)	£ (30,063)